THE UBS FUNDS
Supplement to the Statement of Additional Information dated
November 5, 2001 (as revised April 8, 2002)

July 17, 2002

Dear Investor,

The purpose of this supplement is to notify you of the changes, discussed below, that were approved at the Special Meeting of Shareholders of The UBS Funds (the "Trust") held on June 28, 2002.

1. The disclosure contained in the section entitled "INVESTMENT
RESTRICTIONS" on pages 29-31 is deleted and replaced with the following:

The investment restrictions set forth below are fundamental policies and may not be changed as to a Series without the approval of a majority of the outstanding voting securities (as defined in the Act) of the Series. Unless otherwise indicated, all percentage limitations listed below apply to the Series only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Series' total assets will not be considered a violation. Each Fund (except for UBS International Equity Fund) may not:

(i) Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment:
(a) more than 5% of the value of the Fund's total assets would be invested in such issuer; or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations (this limitation does not apply to the UBS U.S. Equity Fund, UBS Global Bond Fund, UBS Global Technology Fund, UBS Global Biotech Fund,
UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS Emerging Markets Equity Fund and UBS Emerging Markets Debt Fund);

(ii) Purchase or sell real estate, except that the Fund may purchase or sell securities of real estate investment trusts;

(iii) Purchase or sell commodities, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts;

(iv) Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings, loans or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions; or (c) making short sales of securities up to 10% of the Fund's net assets to the extent permitted by the Act and any rule or order thereunder, or SEC staff interpretations thereof (this limitation does not apply to UBS Global Technology Fund, UBS Global Biotech Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Value Equity Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund);

(v) Make loans to other persons, except: (a) through the lending of its portfolio securities; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objectives and policies; and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. With respect to UBS Global Technology Fund, UBS Global Biotech Fund, UBS U.S. Large
Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Value Equity Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund, (A) for purposes of (b), the Funds' restriction provides for the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with each Fund's investment objectives and policies, and
(B) each Fund may also make loans to affiliated investment companies to the extent permitted by the Act or any exemptions therefrom that may be granted by the SEC;

(vi) Borrow money in excess of 33 1/3% of the value of its assets, except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required (this limitation does not apply to UBS Global Technology Fund, UBS Global Biotech Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Value Equity Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging
Markets Equity Fund);

(vii) Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies) (this limitation does not apply to UBS Global Technology Fund, UBS Global Biotech Fund and UBS U.S. Real Estate Equity Fund); and

(viii) Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when selling its own shares (this limitation does not apply to UBS Global Technology Fund, UBS Global Biotech Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Value Equity Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund).

In addition, pursuant to a fundamental investment policy, the UBS
U.S. Bond Fund, under normal circumstances, invests at least 65% of its total assets in investment grade U.S. debt securities, with an initial maturity of more than one year.

UBS Global Technology Fund, UBS Global Biotech Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Value Equity Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund may not:

(i) Borrow money, except that the Fund may borrow money from banks to the extent permitted by the Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC, or for temporary or emergency purposes, and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets
(including the amount borrowed);

(ii) Act as underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares; and

(iii) Issue securities senior to the Fund's presently authorized shares of beneficial interest, except this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the Act or any rule or order thereunder, or SEC staff interpretations thereof.

UBS International Equity Fund and UBS U.S. Equity Fund may not:

As to 75% of the total assets of the Fund, purchase the securities of any one issuer, other than securities issued by the U.S. government or its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the total assets of the Fund would be invested in securities of such issuer;


UBS International Equity Fund may not:

(i) Invest in real estate or interests in real estate (this will not prevent the Fund from investing in publicly-held REITs or marketable securities of companies which may represent indirect interests in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

(ii) Purchase or sell commodities or commodity contracts, but may enter into futures contracts and options thereon in accordance with its Prospectus. Additionally, the Fund may engage in forward foreign currency contracts for hedging and non-hedging purposes;

(iii) Make investments in securities for the purpose of exercising control over or management of the issuer;

(iv) Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

(v) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

(vi) Make loans, except that this restriction shall not prohibit
(a) the purchase and holding of a portion of an issue of publicly distributed or privately placed debt securities, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

(vii) Issue senior securities or borrow money in excess of 33 1/3% of the value of its total assets, except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's total assets, asset coverage of at least 300% is required. The Fund will not purchase securities when borrowings exceed 5% of the Fund's total assets;

(viii) Purchase the securities of issuers conducting their principal business activities in the same industry, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if immediately after such purchase, the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund across several countries;

(ix) Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

(x) Invest in securities of any open-end investment company, except that (i) the Fund may purchase securities of money market mutual funds, and (ii) in accordance with any exemptive order obtained from the SEC which permits investment by the Fund in other Series or other investment companies or series thereof advised by the Advisor. In addition, the Fund may acquire securities of other investment companies if the securities are acquired pursuant to a merger, consolidation, acquisition, plan of reorganization or a SEC approved offer of exchange;

(xi) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the Fund's Prospectus; and

(xii) Invest more than 5% of its total assets in securities of companies less than three years old. Such three year periods shall include the operation of any predecessor company or companies.

2. The fifth and sixth paragraphs in the section entitled
"INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE
ARRANGEMENTS" on pages 44-45 are deleted and replaced with the following:

On August 28, 2001, the Board of Trustees approved the submission of proposals to shareholders to amend each Fund's Investment Advisory Agreement to: (i) permit the Advisor to utilize the services of certain investment advisory personnel of UBS affiliates located throughout the world, (ii) permit the Advisor, on behalf of the Funds, to utilize investment sub-advisors, and (iii) eliminate the Funds' irrevocable fee waiver and expense reimbursement arrangements. At the Special Meeting of Shareholders held on June 28, 2002, shareholders of each Fund (except UBS International Equity Fund and UBS Global Technology Fund) approved each proposal. Accordingly, the Advisor, on behalf of each Fund (except UBS International Equity Fund), may utilize the services of investment advisory personnel of UBS affiliates located throughout the world, and may employ investment sub-advisors.

In addition, in accordance with the proposal concerning the elimination of the irrevocable fee waiver and expense reimbursement arrangements, each Fund's (other than the UBS International Equity Fund and UBS Global Technology Fund) permanent expense cap has been replaced by a one-year contractual expense limit at the following rates of the respective Fund's average daily net assets, excluding any 12b-1 Plan fees: 1.10% for the UBS Global Allocation Fund; 1.00% for the UBS Global Equity Fund; 1.30% for the UBS Global Biotech Fund; 0.90% for the UBS Global Bond Fund; 0.80% for the UBS U.S. Balanced Fund; 0.80% for the UBS U.S. Equity Fund; 0.80% for the UBS U.S. Large Cap Equity Fund; 0.80% for the UBS U.S. Large Cap Growth Fund; 1.15% for the UBS U.S. Small Cap
Growth Fund; 0.60% for the UBS U.S. Bond Fund; and 0.70% for the UBS High Yield Fund. The contractual fee waiver and/or expense reimbursement agreements will remain in place for the Funds' fiscal year ending June 30, 2003. Thereafter, the expense limit for each of the applicable Funds will be reviewed each year, at which time the continuation of the expense limit will be considered by the Advisor and the Board of Trustees. The contractual fee waiver agreements also provide that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for that Fund.

With regard to UBS Global Technology Fund and UBS International Equity Fund, the Advisor has agreed irrevocably to waive its fees and reimburse certain expenses to the extent that the total operating expenses (excluding 12b-1 fees) exceed 1.55% and 1.00%, respectively, of each Fund's average daily net assets.

The Advisor has agreed to waive its fees and reimburse expenses to the extent that total operating expenses exceed the following rates of the respective Fund's average daily net assets, excluding any 12b-1 Plan fees: 0.85% for the UBS U.S. Value Equity Fund; 1.15% for the UBS U.S. Small Cap Equity Fund and UBS Emerging Markets Debt Fund; 1.05% for the UBS U.S. Real Estate Equity Fund; and 1.60% for the UBS Emerging Markets Equity Fund. The contractual fee waiver and/or expense reimbursement agreements will remain in place for the Funds' fiscal year ending June 30, 2003. Thereafter, the expense limit for each Fund will be reviewed each year, at which time the continuation of the expense limit will be considered by the Advisor and the Board of Trustees. The contractual fee waiver and/or expense reimbursement agreements also provide that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for that Fund. Prior to July 1, 2002, each Fund was subject to an expense limit at the identical rate listed above for the Fund, for the one-year period from September 1, 2001 through September 1, 2002.

Item No. ZS-155

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